Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2020, 2019 and 2018 and has been retroactively adjusted to reflect the Stock Dividend (see Note 1 — Organization for additional details):

	Year Ended December 31,
	2020	2019	2018
Net loss attributable to stockholders (in thousands)	$(78,781)	$(88,087)	$(52,762)
Basic and diluted weighted-average shares outstanding (1)	94,639,833	94,433,640	93,593,719
Basic and diluted net loss per share (1)	$(0.83)	$(0.93)	$(0.56)
(1) Retroactively adjusted for the effects of the Stock Dividends (see Note 1 — Organization for additional details)).

Diluted net loss per share assumes the conversion of all common stock equivalents into an equivalent number of shares of common stock, unless the effect is antidilutive. The Company considers unvested restricted shares, OP Units and Class B Units to be common share equivalents. The Company had the following common stock equivalents on a weighted-average basis that were excluded from the calculation of diluted net loss per share attributable to stockholders as their effect would have been antidilutive. The amounts in the table below have been retroactively adjusted to reflect the Stock Dividend (see Note 1 — Organization for additional details):

	December 31,
	2020	2019	2018
Unvested restricted shares (1)	257,704	313,711	367,796
OP Units (2)	417,025	417,025	417,025
Class B Units (3)	369,007	369,007	369,007
Total weighted average antidilutive common share equivalents	1,043,736	1,099,743	1,153,828
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(1)    Weighted average number of antidilutive unvested restricted shares outstanding for the periods presented. There were 215,373, 277,241 and 322,242 unvested restricted shares outstanding as of December 31, 2020, 2019 and 2018, respectively.
(2)    Weighted average number of antidilutive OP Units presented as shares outstanding for the periods presented, at the current conversion rate as adjusted for the effect of the Stock Dividends. There were 405,998 OP Units outstanding as of December 31, 2020, 2019 and 2018.
(3)    Weighted average number of antidilutive Class B Units presented as shares outstanding for the periods presented, at the current conversion rate as adjusted for the effect of the Stock Dividends. There were 359,250 Class B Units outstanding as of December 31, 2020, 2019 and 2018.